Events after the reporting period	6 Months Ended
Jun. 30, 2026
Events after the reporting period [Abstract]
Events after the reporting period
Note 17. Events after the reporting period

No matter or circumstance has arisen since 30 June 2026 that has significantly affected, or may significantly affect the company’s operations, the results of those operations, or the company’s state of affairs in future financial years.